PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 9,953,365		$ 10,065,335	$ 10,498,149	$ 10,938,657
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		630,320	[1]	556,822	470,065	1,142,812
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		45,424		49,780	50,148	45,313
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		112,565		124,548	130,219	91,491
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		5,644,451		6,832,398
Own Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[2]	5,239,298		6,405,573
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[3]	405,153		426,825
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		6,594		9,788
Information Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		22,564		30,156	39,714	43,889
Fixed Installations and Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		71,009		80,777	83,912	88,958
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		9,122		11,478
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		83,267		84,225	104,541	54,088
Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		3,328,049		2,285,363	$ 1,828,630	$ 2,129,506
Financial Leasing Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[2]	3,258,950		2,222,620
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		69,099		62,743
Gross Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		14,848,281		14,310,287
Gross Book Value [Member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[1]	630,320		556,822
Gross Book Value [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		45,424		49,780
Gross Book Value [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		179,907		190,552
Gross Book Value [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		8,371,990		9,222,540
Gross Book Value [Member] | Own Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[2]	7,732,238		8,544,185
Gross Book Value [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[3]	639,752		678,355
Gross Book Value [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		34,253		39,084
Gross Book Value [Member] | Information Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		160,936		166,713
Gross Book Value [Member] | Fixed Installations and Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		182,629		186,989
Gross Book Value [Member] | Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		69,653		70,290
Gross Book Value [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		211,322		186,679
Gross Book Value [Member] | Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		4,961,847		3,640,838
Gross Book Value [Member] | Financial Leasing Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[2]	4,862,985		3,551,041
Gross Book Value [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		98,862		89,797
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(4,894,916)		(4,244,952)
Accumulated Depreciation [Member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[1]
Accumulated Depreciation [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value
Accumulated Depreciation [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(67,342)		(66,004)
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(2,727,539)		(2,390,142)
Accumulated Depreciation [Member] | Own Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[2]	(2,492,940)		(2,138,612)
Accumulated Depreciation [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[3]	(234,599)		(251,530)
Accumulated Depreciation [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(27,659)		(29,296)
Accumulated Depreciation [Member] | Information Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(138,372)		(136,557)
Accumulated Depreciation [Member] | Fixed Installations and Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(111,620)		(106,212)
Accumulated Depreciation [Member] | Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(60,531)		(58,812)
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(128,055)		(102,454)
Accumulated Depreciation [Member] | Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(1,633,798)		(1,355,475)
Accumulated Depreciation [Member] | Financial Leasing Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[2]	(1,604,035)		(1,328,421)
Accumulated Depreciation [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ (29,763)		$ (27,054)

[1]	As of December 31, 2018, includes advances paid to aircraft manufacturers for ThUS$ 612,236 (ThUS$ 543,720 as of December 31, 2017)
[2]	In the period ended December 31, 2018, the Company sold its participation in twenty special-purpose entities. As a result of this, 50 aircraft were reclassified from the category Plants and equipment to the category Other properties, plants and equipment.
[3]	Consider mainly rotables and tools.